Deferred tax - Movements in net deferred tax asset (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	£ (3,304,000)	£ (7,402,000)
(Expensed)/credited to statement of profit or loss (Note 10)	19,559,000	4,801,000	£ 29,431,000
Credited/(expensed) to other comprehensive income (Note 10)	1,667,000	(1,018,000)	(1,287,000)
Credit/(expense) relating to share-based payments	(315,000)	315,000
Net deferred tax assets/(liabilities) at end of year	17,607,000	(3,304,000)	(7,402,000)
US
Movements in net deferred tax asset
Unrecognised deferred tax assets	94,280,000	90,548,000
US | Foreign tax credits
Movements in net deferred tax asset
Unrecognised deferred tax assets	(111,000)
US | Net operating losses and interest restriction
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(6,976,000)	(7,851,000)
(Expensed)/credited to statement of profit or loss (Note 10)	2,699,000	875,000
Net deferred tax assets/(liabilities) at end of year	(4,277,000)	(6,976,000)	(7,851,000)
Unrecognised deferred tax assets	82,825,000
US | Unrealized foreign exchange and derivative movements
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	2,796,000	4,575,000
(Expensed)/credited to statement of profit or loss (Note 10)	(2,796,000)	(1,779,000)
Net deferred tax assets/(liabilities) at end of year		2,796,000	4,575,000
US | Intangible assets
Movements in net deferred tax asset
Unrecognised deferred tax assets	2,350,000
US | Property, plant and equipment
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	4,180,000	3,276,000
(Expensed)/credited to statement of profit or loss (Note 10)	97,000	904,000
Net deferred tax assets/(liabilities) at end of year	4,277,000	4,180,000	3,276,000
US | General accruals not paid within 8.5 months of year end
Movements in net deferred tax asset
Unrecognised deferred tax assets	2,472,000
US | Salary not paid with 2.5 months of year end
Movements in net deferred tax asset
Unrecognised deferred tax assets	4,079,000
US | Other
Movements in net deferred tax asset
Unrecognised deferred tax assets	2,665,000
UK
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(3,304,000)	(7,402,000)
(Expensed)/credited to statement of profit or loss (Note 10)	19,559,000	4,801,000	29,431,000
Credited/(expensed) to other comprehensive income (Note 10)	1,667,000	(1,018,000)	(1,287,000)
Credit/(expense) relating to share-based payments	(315,000)	315,000
Net deferred tax assets/(liabilities) at end of year	17,607,000	(3,304,000)	(7,402,000)
Unrecognised deferred tax assets	0	0
UK | Accelerated tax depreciation
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(1,602,000)	(380,000)
(Expensed)/credited to statement of profit or loss (Note 10)	(1,857,000)	(1,222,000)
Net deferred tax assets/(liabilities) at end of year	(3,459,000)	(1,602,000)	(380,000)
UK | Intangible assets
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(15,737,000)	(16,359,000)
(Expensed)/credited to statement of profit or loss (Note 10)	(6,845,000)	622,000
Net deferred tax assets/(liabilities) at end of year	(22,582,000)	(15,737,000)	(16,359,000)
UK | Non qualifying property
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(17,472,000)	(17,477,000)
(Expensed)/credited to statement of profit or loss (Note 10)	5,000	5,000
Net deferred tax assets/(liabilities) at end of year	(17,467,000)	(17,472,000)	(17,477,000)
UK | Property fair value adjustment
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(16,180,000)	(16,811,000)
(Expensed)/credited to statement of profit or loss (Note 10)	631,000	631,000
Net deferred tax assets/(liabilities) at end of year	(15,549,000)	(16,180,000)	(16,811,000)
UK | Net operating losses
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	46,508,000	44,567,000
(Expensed)/credited to statement of profit or loss (Note 10)	25,124,000	2,290,000
Credited/(expensed) to other comprehensive income (Note 10)	250,000	(349,000)
Net deferred tax assets/(liabilities) at end of year	71,882,000	46,508,000	44,567,000
UK | Other
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	1,179,000	(942,000)
(Expensed)/credited to statement of profit or loss (Note 10)	2,501,000	2,475,000
Credited/(expensed) to other comprehensive income (Note 10)	1,417,000	(669,000)
Credit/(expense) relating to share-based payments	(315,000)	315,000
Net deferred tax assets/(liabilities) at end of year	4,782,000	£ 1,179,000	£ (942,000)
UK | Due after 1 year
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at end of year	£ 17,607,000